Ordinary shares	12 Months Ended
Dec. 31, 2021
Ordinary shares
Ordinary shares

18. Ordinary shares

Upon incorporation, the Company had 1,000,000,000 shares authorized, 1 ordinary share issued and outstanding with a par value of US$0.0001 per share, which was held by RONG360. Pursuant to a written resolution of the Company dated on September 25, 2017, 345,541,350 ordinary shares of par value US$0.0001 each were issued to RONG360 on the same day.

In November 2017, the Company completed an IPO and private placements to certain investors concurrently with the IPO with new issuance of totaling 68,750,000 Class A ordinary shares. Immediately prior to the completion of the IPO, all the ordinary shares as issued and held by RONG360 were redesignated into an equal number of the Class B ordinary shares. Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to ten votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares. Upon transfer of Class B ordinary shares by RONG360 Inc. to other persons, (i) all shares transferred to Mr. Daqing (David) Ye, Mr. Caofeng Liu, and Mr. Jiayan Lu or their respective affiliates, will remain Class B ordinary shares; (ii) 27,100,830 shares transferred to Mr. Chenchao Zhuang or his affiliates will remain Class B ordinary shares; and (iii) all shares to any party other than those shares mentioned in the foregoing (i) and (ii) will automatically convert into an equal number of Class A ordinary shares. Upon further transfer of Class B ordinary shares by any of Mr. Daqing (David) Ye, Mr. Caofeng Liu, Mr. Jiayan Lu and Chenchao Zhuang (individually referred to as a “Founder” and collectively referred to as the “Founders”) to anyone other than his affiliates, such Class B Ordinary Shares will automatically be converted into an equal number of Class A ordinary shares. When a Founder, ceases to be a director or an officer of the Company, his Class B ordinary shares will automatically be converted into an equal number of Class A ordinary share, and that when the Founders collectively beneficially own less than 5% of the Company’s total issued and outstanding shares on an as-converted basis, all Class B ordinary shares will automatically be converted into an equal number of Class A ordinary shares. The Group concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements. As of December 31, 2017, all the Class B ordinary shares of 345,541,350 shares were solely held by RONG360.

On July 31, 2018, all the Company’s ordinary shares held by RONG360 were distributed to the existing shareholders of RONG360 in proportion to RONG360’s shareholding structure (“Share Distribution”). 102,471,795 Class B ordinary shares, which were distributed to Founders, remained as the Class B ordinary shares, and 243,069,555 Class B ordinary share as distributed were automatically converted to Class A ordinary shares as aforementioned. Upon completion of the Share Distribution, the existing shareholders of RONG360 on July 31, 2018 became the Company’s shareholders. Since then, RONG360 is not the Group’s parent company any longer.

In June 2018, the Company issued 5,772,447 Class A ordinary shares for the business combination of Databook.

In August 2018, the Company issued 8,000,000 Class A ordinary shares and then designated to treasury stocks for options to be exercised in the future.

In June 2019, 6,000,000 Class B ordinary shares were redesignated to Class A ordinary shares.

In June 2019, the Company issued 2,400,000 Class A ordinary shares for the transactions with noncontrolling shareholders of Databook in June 2019.